Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent event [Member]	Dec. 31, 2012 Subsequent event [Member]	Dec. 31, 2011 Subsequent event [Member]	Dec. 31, 2010 Subsequent event [Member]	May 04, 2013 Subsequent event [Member] Nielsen Business Media Holding Company [Member]
Subsequent Event [Line Items]
Loss from discontinued operations	$ (7)	$ 1	$ (22)	$ (3)	$ (7)	$ 1	$ (22)
Total cash consideration								$ 950.0